Reinsurance - Schedule of Reinsurance Expenses and Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Contracts [Abstract]
Recovered claims and benefits	$ 2,182	$ 1,955
Commissions	69	70
Reserve adjustments	22	26
Operating expenses and other	80	80
Total reinsurance (expenses) recoveries	2,353	2,131
Loss recognized from entrance of reinsurance agreement	$ 66	$ 0